Post-retirement benefit obligations - Reconciliation of PBO (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Post-retirement benefit obligations
Current post-retirement obligations	R (399)	R (389)
Noncurrent post-retirement obligations	12,708	11,900
Healthcare
Post-retirement benefit obligations
Post-retirement obligations	4,093	4,243
Current post-retirement obligations	(198)	(197)
Noncurrent post-retirement obligations	3,895	4,046
South Africa | Healthcare
Post-retirement benefit obligations
Post-retirement obligations	3,825	3,995
Current post-retirement obligations	(178)	(177)
Noncurrent post-retirement obligations	3,647	3,818
United States of America | Healthcare
Post-retirement benefit obligations
Post-retirement obligations	268	248
Current post-retirement obligations	(20)	(20)
Noncurrent post-retirement obligations	R 248	R 228